STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net Income (Loss)	$ (212,021)	$ 247,380
Adjustments to Reconcile Net Income (Loss) to Net Cash From Operating Activites:
Depreciation Expense	8,794	5,636
Contributed Services	80,300	81,800
Stock Compensation	600	600
Gain on Sale of Investments		(833)
Imputed Interest on Related Party Notes Payable	34,076	34,363
Changes in:
Accounts Receivable	60,682	(32,852)
Accounts Receivable - Related Party	(314,403)	(273,376)
Prepaid Expense	71	(46)
Note Receivable - Related Party	283,500
Accounts Payable	(24,147)	(10,558)
Accrued Expenses	41,158	(17,565)
Deferred Revenue	6,000	2,564
Net Cash Used in Operating Actvities	(35,390)	37,113
Cash Flows from Investing Activities:
Purchase of Equipment	(5,115)
Proceeds from Sale of Investments		19,123
Net Cash From Investing Activities	(5,115)	19,123
Cash Flows from Financing Activities:
Repayment of Lease Payable	(7,211)	(4,549)
Issuance of Notes Payable - Related Parties		30,000
Repayment of Notes Payable - Related Party	(4,400)	(18,600)
Net Cash From Financing Activities	(11,611)	6,851
Net Increase (Decrease) in Cash and Cash Equivalents	(52,116)	63,087
Cash and Cash Equivalents, Beginning of Period	110,938	47,851
Cash and Cash Equivalents, End of Period	58,822	110,938
Supplemental Disclosures of Cash Flow Information:
Interest	1,373	1,608
Income Taxes	220	284
Non-cash Investing and Financing activities:
Capital Contributions Made in Lieu of Payment for Services Rendered by Related Party	31,800	26,800
Capital Contributions Made in Lieu of Payment for Services Rendered by an Officer of the Company	48,500	55,000
Conversion of Related Party Receivable to Related Party Note Receivable		408,220
Acquired Equipment Through Lease Financing	$ (7,000)	$ (11,683)